Derivative Financial Instruments and Fair Value Measurements (Details Narrative) (10-K) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Convertible debt	$ 216,400
Share price	$ 0.38	$ 6.00
Convertible Debt [Member]
Convertible debt		$ 9,000	$ 429,000
Warrants [Member]
Convertible debt		$ 0	$ 12,000